Concentration and Risks (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Concentration and Risks [Line Items]
Short term investments (in Yuan Renminbi)		¥ 625,698	¥ 890,644
Cash and cash equivalents and short term investments percentage		67.24%	86.78%
Gross accounts receivable (in Yuan Renminbi)	¥ 4,488	¥ 29,116
Accounts receivables, percentage	21.20%	70.40%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Supplier One [Member]
Concentration and Risks [Line Items]
Concentration risk, percentage	10.10%